Submission	May 08, 2026
Submission [Line Items]
Central Index Key	0002090145
Registrant Name	CAIS Sports, Media and Entertainment Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A